Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan. 30, 2012
THE HARTFORD BALANCED ALLOCATION FUND (Prospectus Summary): | THE HARTFORD BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD BALANCED ALLOCATION FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED MARCH 29, 2012 TO

THE HARTFORD BALANCED ALLOCATION FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS AND SUMMARY PROSPECTUS

EACH DATED JANUARY 30, 2012

At a meeting of the Board of Directors of The Hartford Mutual Funds, Inc. (the “Board”) on March 27, 2012, the Board approved a sub-advisory agreement with Wellington Management Company, LLP (“Wellington Management”) on behalf of The Hartford Balanced Allocation Fund (the “Fund”).  Accordingly, on or before June 30, 2012, Wellington Management will serve as the sub-adviser for the Fund and Hartford Investment Management Company (“Hartford Investment Management”) will no longer serve as the sub-adviser for the Fund.

Accordingly, on or before June 30, 2012, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.                                        Under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the headings “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” and “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus, all references to Hartford Investment Management Company and Hartford Investment Management are replaced with Wellington Management Company, LLP and Wellington Management, respectively.

2.                                        The following are deleted and replaced with the disclosure appearing below: (a) the third sentence in the disclosure under the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus and the heading “SUMMARY SECTION — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus; and (b) the third sentence of the first paragraph under the heading “ADDITIONAL INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES — PRINCIPAL INVESTMENT STRATEGY” in the Prospectus.

Under normal market conditions, the sub-adviser, Wellington Management Company, LLP (“Wellington Management”), adjusts the Fund’s investments in the Underlying Funds to achieve approximately 55% of assets in equity funds and approximately 45% of assets in fixed income funds, although these percentages may vary from time to time.

3.                                        Under the heading “PAST PERFORMANCE” in the Summary Prospectus and the heading “SUMMARY SECTION — PAST PERFORMANCE” in the Prospectus, the following bullet point is added after the first bullet point included under the first paragraph:

•                                           Reflect the Fund’s performance when the Fund’s portfolio pursued a modified strategy and was managed by a previous sub-adviser

THE HARTFORD BALANCED ALLOCATION FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAAX
THE HARTFORD BALANCED ALLOCATION FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBABX
THE HARTFORD BALANCED ALLOCATION FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBACX
THE HARTFORD BALANCED ALLOCATION FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBAIX
THE HARTFORD BALANCED ALLOCATION FUND | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBARX
THE HARTFORD BALANCED ALLOCATION FUND | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBASX
THE HARTFORD BALANCED ALLOCATION FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HBATX